Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted loss per ordinary share	$ (0.11)	$ (0.16)	$ (0.21)
Diluted weighted average number of ordinary shares outstanding	48,825,956	41,667,600	38,402,000